Derivative financial instruments and Short positions	12 Months Ended
Dec. 31, 2017
Derivative financial instruments and Short positions [Abstract]
Derivative financial instruments and Short positions

9. Derivative financial instruments and Short positions

The main risk factors associated to derivatives contracted are related to exchange rates, interest rates and stocks. To manage these and other market risk factors the Bank uses practices which include the measurement and follow up of the limit´s usage previously defined on internal committees, as well as the daily follow up of the portfolios values in risk, sensitivities and changes in the interest rate and exchange exposure, liquidity gaps, among other practices which allow the control and follow up on the main risk metrics that can affect the Bank´s position in the several markets which it acts. Based on this management model the Bank has accomplished its goal, using operations with derivatives, in optimize the relation risk/benefits even in situation with great volatility.

The derivatives fair value is determined through quotation of market prices. The swaps contracts fair value is determined using discounted cash flow modeling techniques, reflecting suitable risk factors. The fair value of NDF and Future contracts are also determined based on the quotation of market prices for derivatives traded in specific chamber (i.e.. stock Exchange for example) or using the same methodology applied for swap contracts. The fair value of options derivatives (call and put) is determined based on the mathematical models, such as Black & Scholes, using yield rates, implied volatilities and the fair value of the corresponding asset. The current market prices are used to price the volatilities. For the derivatives which do not have prices directly disclosed by specific chamber, their fair values are obtained through pricing models which use market information, based on disclosed prices of more liquid assets. Interest rate curves and market volatilities are extracted from theses prices to be used as first input in these models.

a) Trading and hedging derivatives

a.1) Derivatives Recorded in the Balance Sheet and Compensation Accounts

Portfolio Summary of Trading Derivative and Used as Hedge

	2016	2015	2014

Assets
Swap Differentials Receivable	15,781,207	15,321,646	22,312,106
Option Premiums to Exercise	553,217	935,520	895,684
Forward Contracts and Others	928,464	8,445,807	3,042,572
Total	17,262,888	24,702,973	26,250,362

Liabilities
Swap Differentials Payable	14,643,016	12,267,819	20,154,760
Option Premiums Launched	385,183	1,166,002	827,757
Forward Contracts and Others	1,649,287	6,802,794	3,734,442
Total	16,677,486	20,236,615	24,716,959

Summary by Category

Trading	2017		2016		2015

	Notional	Fair Value	Notional	Fair Value	Notional	Fair Value
"Swap"		1,108,760		3,142,125		3,221,966
Assets	202,081,214	57,294,179	196,887,188	24,311,485	315,466,085	38,512,406
CDI (Interbank Deposit Rates)	33,289,522	22,409,496	44,868,680	22,759,822	38,808,344	9,081,792
Fixed Interest Rate - Real	95,700,715	-	126,300,261	-	200,528,046	-
Indexed to Price and Interest Rates	5,592,892	-	9,225,789	-	15,491,509	6,421,310
Foreign Currency	67,493,635	34,884,683	16,492,458	1,551,663	60,626,540	23,009,304
Others	4,450	-	-	-	11,646	-
Liabilities	199,709,355	(56,185,419)	184,350,947	(21,169,360)	295,696,266	(35,290,440)
CDI (Interbank Deposit Rates)	16,664,176	-	23,178,722	-	32,000,584	-
Fixed Interest Rate - Real	114,055,076	(21,687,884)	133,185,717	(17,414,147)	218,588,847	(35,280,694)
Indexed to Price and Interest Rates	40,146,968	(34,107,210)	12,767,212	(3,518,297)	6,930,103	-
Foreign Currency	28,420,467	-	15,049,776	(38,836)	38,176,732	(9,746)
Others	422,668	(390,325)	169,520	(198,080)	-	-
Options	190,061,609	168,034	175,841,405	(230,482)	91,877,351	67,927
Purchased Position	87,503,833	553,217	83,883,966	935,520	46,024,648	895,684
Call Option - US Dollar	9,369,821	169,542	12,693,748	181,463	5,018,652	665,655
Put Option - US Dollar	5,130,392	42,389	3,788,161	392,048	2,735,625	31,520
Call Option - Other	1,953,481	59,220	20,115,932	62,517	14,106,701	113,809
Interbank Market	1,185,310	389	17,391,500	7,062	13,114,822	93,435
Others (1)	768,171	58,831	2,724,432	55,455	991,879	20,374
Put Option - Other	71,050,139	282,066	47,286,125	299,492	24,163,670	84,700
Interbank Market	70,295,282	257,943	46,106,600	18,029	23,350,994	4,558
Others (1)	754,857	24,123	1,179,525	281,463	812,676	80,142
Sold Position	102,557,776	(385,183)	91,957,439	(1,166,002)	45,852,703	(827,757)
Call Option - US Dollar	5,595,163	(117,059)	4,314,988	(141,172)	3,331,244	(596,729)
Put Option - US Dollar	5,919,598	(77,145)	7,390,733	(952,407)	4,402,202	(73,815)
Call Option - Other	19,880,180	(35,961)	30,441,646	(46,940)	14,567,407	(122,683)
Interbank Market	19,151,110	(515)	27,597,764	(4,087)	13,730,262	(112,707)
Others (1)	729,070	(35,446)	2,843,882	(42,853)	837,145	(9,976)
Put Option - Other	71,162,835	(155,018)	49,810,072	(25,483)	23,551,850	(34,530)
Interbank Market	70,494,622	(126,743)	49,245,495	(5,793)	23,218,228	(1,615)
Others (1)	668,213	(28,275)	564,577	(19,690)	333,622	(32,915)

Futures Contracts	161,725,596	-	104,651,180	-	184,191,204	-
Purchased Position	54,806,022	-	40,396,456	-	41,186,341	-
Exchange Coupon (DDI)	9,616,936	-	14,473,180	-	4,274,352	-
Interest Rates (DI1 and DIA)	26,456,303	-	23,756,523	-	22,760,484	-
Foreign Currency	16,733,437	-	1,393,538	-	11,710,934	-
Indexes (2)	1,780,311	-	195,160	-	577,149	-
Others	219,035	-	578,055	-	1,863,422	-
Sold Position	106,919,574	-	64,254,724	-	143,004,863	-
Exchange Coupon (DDI)	55,016,928	-	15,048,490	-	58,499,504	-
Interest Rates (DI1 and DIA)	51,135,994	-	29,047,678	-	20,836,314	-
Foreign Currency	745,849	-	17,384,256	-	35,463,589	-
Indexes (2)	20,803	-	185,506	-	500,993	-
Treasury Bonds/Notes	-	-	2,588,794	-	49,163	-
Others	-	-	-	-	27,655,300	-
Forward Contracts and Others	47,823,561	(720,823)	50,853,154	1,643,013	51,051,014	(691,870)
Purchased Commitment	23,506,096	647,376	20,864,170	3,386,347	21,570,405	3,028,038
Currencies	21,525,220	618,007	19,951,984	3,391,275	21,570,405	2,690,632
Others	1,980,876	29,369	912,186	(4,928)	-	337,406
Sold Commitment	24,317,465	(1,368,199)	29,988,984	(1,743,334)	29,480,609	(3,719,908)
Currencies	22,096,104	(1,364,617)	29,911,406	(1,826,965)	29,140,219	(3,382,384)
Others	2,221,361	(3,582)	77,578	83,631	340,390	(337,524)

(1) Includes index options, mainly, options involving DI and CDI and shares.

(2) Includes Bovespa index and S&P.

a.2) Derivatives Financial Instruments by Counterparty

Notional					2017
			Related	Financial
		Customers	Parties	Institutions (1)	Total
"Swap"		32,912,721	19,599,395	149,569,098	202,081,214
Options		11,263,513	1,240,309	177,557,787	190,061,609
Futures Contracts		-	-	161,725,596	161,725,596
Forward Contracts and Others		25,470,287	18,816,991	3,536,283	47,823,561

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and other securities and commodities exchanges.

Notional				2016	2015
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
"Swap"	43,082,605	15,910,871	137,893,712	196,887,188	315,466,085
Options	5,916,105	839,182	169,086,118	175,841,405	91,877,351
Futures Contracts	-	-	104,651,180	104,651,180	184,191,204
Forward Contracts and Others	29,044,676	17,563,319	4,245,159	50,853,154	51,051,014

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and other securities and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional					2017
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
"Swap"		20,705,247	51,021,102	130,354,865	202,081,214
Options		46,139,545	89,403,700	54,518,364	190,061,609
Futures Contracts		65,489,476	55,490,159	40,745,961	161,725,596
Forward Contracts and Others		25,015,557	14,250,495	8,557,509	47,823,561

Notional				2016	2015
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
"Swap"	17,499,576	26,810,380	152,577,232	196,887,188	315,466,085
Options	10,785,982	10,624,762	154,430,661	175,841,405	91,877,351
Futures Contracts	66,298,799	16,041,642	22,310,739	104,651,180	184,191,204
Forward Contracts and Others	28,235,186	17,826,727	4,791,241	50,853,154	51,051,014

a.4) Derivatives by Market Trading

Notional			Stock Exchange (1)	Over the Counter	2017
					Total
"Swap"			67,112,505	134,968,709	202,081,214
Options			172,144,700	17,916,909	190,061,609
Futures Contracts			161,725,596	-	161,725,596
Forward Contracts and Others			395,212	47,428,349	47,823,561
(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and with Cetip, derived from its incorporation by B3.

Notional	Stock Exchange (1)		Over the Counter	2016	2015
		Cetip (2)		Total	Total
"Swap"	133,759,441	61,856,098	1,271,649	196,887,188	315,466,085
Options	166,899,868	8,234,147	707,390	175,841,405	91,877,351
Futures Contracts	104,651,180	-	-	104,651,180	184,191,204
Forward Contracts and Others	-	35,427,573	15,425,581	50,853,154	51,051,014

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and with Cetip, derived from its incorporation by B3.

(2) Includes amounts traded on other clearing houses.

a.5) Hedge Accounting

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

Fair Value Hedge

Banco Santander's fair value strategy consists of hedging the exposure to changes in fair value related to recognized assets and liabilities.

The adopted fair value management methodology segregates transactions by risk factor (e.g. Real/Dollar foreign exchange risk, fixed Reais interest rate risk, Dollar foreign exchange coupon risk, inflation risk, interest rate risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with internal pre-established limits.

In order to hedge the changes of fair value in receivables and interest payments, Santander uses interest rate Swap contracts related to pre-fixed assets and liabilities.

Banco Santander applies fair value hedge as follows:

• It buys Foreign Currency + Coupon against % CDI swaps (sold jointly to the client) and designates them as a derivative instrument in a Hedge Accounting structure, having foreign currency loans as the hedged item. The operations were designated in January 2016 and its maturity is between January 2017 and 2021.

• Banco Santander has a portfolio of loan assets issued in foreign currency - Dollar at a fixed rate in the Balance Sheet of the “Santander EFC” (subsidiary in Spain), which operations are registered in euro. In order to manage this mismatch, the Bank designates each Foreign Currency Floating EUR X Fixed Dollar swap as the fair value hedge of the corresponding loan. The hedging operations were designated in 2013 and the related Swaps will mature between June 2017 and 2020.

• Banco Santander has a portfolio of Euro-indexed Assets traded in Cayman subsidiary. For this portfolio, the value of the asset in Euro will be converted into Dollar at the agreed exchange rate, on the recording date of the transaction. After the conversion, the principal, already denominated in Dollar will be restated by % CDI or a pre-fixed rate. The Assets will be covered by Cross Currency Swaps in order to transfer the risk in Dollar to LIBOR + Coupon. The hedging operations were designated in February 2017 and will mature between February 2017 and 2024.

• Banco Santander has a portfolio of Reais-indexed Assets traded in Cayman subsidiary. For this portfolio, the value of the Dollar asset will be converted into Reais at the exchange rate agreed on the recording date of the transaction. After the conversion, the principal, already denominated in Reais will be restated by % CDI or a pre-fixed rate. The Assets will be covered by Cross Currency Swaps in order to transfer the risk in Reais to LIBOR + Coupon. The hedging operations were designated in January 2016 and  will mature between January 2017 and 2021.

Santander Arrendamento Mercantil (Leasing) has a portfolio of public securities indexed by Predefined interest rate Brazilian Treasury Bonds (NTN-F). The Bank designates each CDI versus Pre-defined interest rate swap contract as the fair value hedge of the corresponding asset. The hedging operations were designated in October 2017 and will mature between January 2018 and 2021.

• Banco Santander has a portfolio of public securities indexed by Predefined interest rate Brazilian Treasury Bonds (LTN/NTN-F) and designate them as fair value hedge objects. These assets will be hedged by Future Contracts (derivatives indexed by DI1 - B3/BM&F) with the objective to swap the Predefined interest rate risk to floating CDI risk. The hedge operations were designated in March 2017 and will mature between January 2018 and 2027.

In order to assess the effectiveness and measure the ineffectiveness of the strategies, the institution complies with international accounting standard IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the hedge ratio remains effective.

a) Prospective test: In accordance with the standard, the prospective test must be performed on the inception date and on a quarterly basis in order to demonstrate that the expectations regarding the effectiveness of the hedge ratio are high.

a.1) Initial prospective test : it is restricted to a qualitative review of the critical terms and conditions of the hedge instrument and the hedged item in order to conclude whether changes in the fair value of both instruments are expected to fully offset each other.

a.2) Periodic prospective test: the sensitivity of the fair value of the hedged item and the hedging instrument will be periodically computed at a parallel variation of 10 basis points in the interest rate curve. For the purposes of effectiveness, these two sensitivity ratios should be between 80% and 125%.

b) Retrospective test: the retrospective effectiveness test will be performed by comparing the MTM change of the hedge instrument since the inception date with the MTM change of the hedged object since the inception date, excluding the transaction's liquidity and credit spread:

In fair value hedges, gains or losses, both on hedge instruments and hedge objects (attributable to the type of risk being hedged) are recognized directly in the consolidated income statement.

The linear regression model of the daily results and coefficient of determination for both tests (prospective and regressive) was used to evaluate the effectiveness and to measure the ineffectiveness of the Government Securities Bonds (LTN / NTN-F), demonstrating that the hedge remains effective.

	2017		2016		2015
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Debentures	-	-	-	-	10,502	-
Brazilian Treasury Bonds (LTN, NTN-F)	(388,446)	-	-	-	-	-
Eurobonds	-	-	13,163	-	2,051	-
Bonds (LEA)	(1,200)	-	-	-	-	-
NCE	-	-	-	-	53,131	-
Resolution 2770	304	-	-	-	35,338	-
Trade Finance Off	(57,386)	-	20,471	-	11,046	-
Total	(446,728)	-	33,634	-	112,068	-

	2017		2016		2015
	Adjustment		Adjustment		Adjustment
	to Market	Fair Value	to Market	Fair Value	to Market	Fair Value
Hedge Instruments
Swap Contracts	(95,672)	(130,683)	(26,703)	(136,467)	(66,990)	86,822
Assets	12,954	3,005,666	11,486	1,046,012	57,829	7,130,753
CDI (Interbank Deposit Rates) (5)	(357)	1,818,366	-	-	4,376	1,783,075
Fixed Interest Rate - Real	-	-	-	-	27,184	3,549,659
Indexed to Foreign Currency - Pre Dollar (1)	320	8,742	1,103	17,678	790	94,472
Indexed to Foreign Currency - USD/BRL - Dollar (2)(3) (4)	(23,585)	691,872	(8,957)	744,260	(10,904)	665,025
Indexed to Foreign Currency - Libor - Dollar	-	-	-	-	1,962	612,623
Indexed to Foreign Currency - Swiss Franc	-	-	-	-	-	-
Indexed to Foreign Currency - Euro (6)(7)	36,576	486,686	19,340	284,074	34,347	390,156
Indexed to Foreign Currency - Pre YEN	-	-	-	-	74	35,743
Liabilities	(108,626)	(3,136,349)	(38,189)	(1,182,479)	(124,819)	(7,043,931)
Indexed to Foreign Currency - US Dollar (6)	(20,109)	(261,915)	(14,958)	(323,197)	(55,892)	(1,082,503)
Indexed Indices of Prices and Interest	-	-	-	-	(30,982)	(831,156)
Indexed to Foreign Currency - Pre Dollar (5)	(16,303)	(225,857)	(1,103)	(17,676)	-	-
CDI (Interbank Deposit Rates) (1)(2)	(21,380)	(474,398)	(18,395)	(804,059)	(12,298)	(3,279,438)
Indexed to Foreign Currency - Libor - US Dollar	-	-	-	-	(61)	(41,513)
Fixed Interest Rate - Real (3) (8)	22	(1,640,708)	(3,733)	(37,547)	(25,586)	(1,809,321)
Indexed to Foreign Currency - Colombian Peso (7)	(13,863)	(219,392)	-	-	-	-
Indexed to Foreign Currency - Pre Euro (4)	(36,993)	(314,079)	-	-	-	-
Object of Hedge
Assets	77,623	3,126,828	23,165	693,132	110,003	3,103,783
Loans and Receivables	79,496	1,382,326	23,165	693,132	94,104	2,218,727
Indexed to Foreign Currency - US Dollar (6)	4,319	288,420	4,809	323,780	42,348	1,295,383
Indexed to Foreign Currency - Pre Dollar (5)	16,416	224,943	-	-	-	-
Indexed Indices of Prices and Interest (2)	-	-	-	-	52,984	916,765
CDI (Interbank Deposit Rates)	16,401	352,071	13,253	331,805	-	-
Fixed Interest Rate - Real (3)	3,900	21,077	5,103	37,547	(1,228)	6,579
Indexed to Foreign Currency - Colombian Peso (7)	(2,898)	173,990	-	-	-	-
Indexed to Foreign Currency - Pre Euro (4)	41,358	321,825	-	-	-	-
Debt instruments	(1,873)	1,744,502	-	-	15,899	885,056
CDI (Interbank Deposit Rates) (1)(2)	354	119,892	-	-	10,578	503,415
Fixed Interest Rate - Real (3)	91	6,082	-	-	5,321	381,641
National Treasury Notes - NTN F (9)	(2,318)	1,618,529	-	-	-	-
Liabilities	-	-	12,830	(803,929)	(8,383)	(3,520,951)
Foreign Borrowings	-	-	12,830	(803,929)	(8,342)	(3,485,167)
Indexed to Foreign Currency - US Dollar (2)	-	-	12,830	(803,929)	(8,342)	(3,485,167)
Marketable debt securities	-	-	-	-	(41)	(35,784)
Eurobonds	-	-	-	-	(41)	(35,784)

12/31/2017
Hedge Instruments	Reference Value
Swap Contracts (8)	22,206,615
Interest Rate (DI1 and DIA)	22,206,615

		12/31/2017
	Adjustment
Object of Hedge	to Market	Fair Value
Assets	364,434	24,779,831
Securities - Available for Sale
Government Securities (8)	364,434	24,779,831
National Treasury Bills - LTN	219,611	13,893,932
National Treasury Notes - NTN F	144,823	10,885,899

(1) Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$109,538 (12/31/2016 - R$108,845).

(2) These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$352,071 and promissory notes of R$10,354 (12/31/2016 - R$108,844 and 12/31/2015 - 381,641) and on December 31, 2017 assets instruments whose hedged items are foreign currency indexed bonds denominated in foreign currency - US dollar in the market value of R$803,929 (12/31/2016 - 803,929).

(3) These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$6,082 (12/31/2016 - R$37,547 and 12/31/2015 - R$6,579) and credit operations in the amount of R$21,077.

(4) These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$321,825.

(5) These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$224,943.

(6) These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$288,420 (12/31/2016 - R$323,782).

(7) These are passive instruments whose hedged items are credit operations indexed in foreign currency - Colombian peso with market value of R$173,990.

(8) Tthese are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,618,529.

(9) Current value of the instruments as of December 31, 2017 is R22,206,615.

Cash Flow Hedge

Banco Santander's cash flow hedge strategies consist of hedging exposure to changes in cash flows, interest payments and the exchange rate, which are attributable to changes in the interest rates related to recognized assets and liabilities and changes in the exchange rate of non-recognized assets and liabilities.

Banco Santander applies cash flow hedges as follows:

• Fixed Dollar Liabilities and Reais asset swaps and designates them as instruments in a Cash Flow Hedge structure, having loans indexed in Reais with third-parties established at the Cayman Islands as the hedged objects. The hedging operations were designated in January 2016 and will mature between January 2017 and 2021.

• USD futures or DDI + DI Futures (Synthetic Dollar Futures) and designates them as instruments in a Cash Flow Hedge structure, having part of its dollar Loan portfolio as the hedged objects. The hedging operations were designated in 2007 and will mature between January 2017 and 2025.

• Fixed Dollar Asset and Floating Reais Liability swaps and designates them as instruments in a Cash Flow Hedge structure, having loans indexed in Reais with third-parties established at the Cayman Islands as the hedged objects. The hedging operations were designated in January 2017 and will mature in January 2018.

• It buys Fixed Dollar Asset and Floating Reais Liability swaps and designates them as instrument in a Cash Flow Hedge structure, having loans indexed in Reais with with an Investment Fund established at the Cayman Islands as the hedged item. The hedging operations were designated in June 2017 and will mature until February 2018.

• Banco Santander has a portfolio of Government Securities indexed to a Post Fixed rate bonds and designates them as instrument in a Cash Flow Hedge structure. The Assets will be covered by DI1 Futuro (B3 S.A. (Current Company Name of BM&FBovespa)), instruments in order to transpose the Post-Fixed risk to floating CDI. The hedge operations were designated in June 2017 and the maturities will occur between January 2021 and 2023.

In order to assess the effectiveness and measure the ineffectiveness of these strategies, Banco Santander follows the IAS 39, which recommends that the hedge effectiveness test be performed at the inception/beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the expected hedge ratio remains effective (between 80% and 125%).

In this hedge strategy the effectiveness tests (prospective and retrospective) are conducted through creation of two hypothetical derivatives, one for the object and another for the instrument.

The hypothetical derivative of the object is a conceptual swap where the liability leg simulates the “stable portion” to be protected and the asset leg is identical to the Pre-fixed leg of the derivative designated as hedge. For the hypothetical derivative of the instrument the asset leg will be set by the number of contracts of the future and the liability leg will be the pre-fixed rate negotiated on the acquisition of these contracts. The hypothetical derivative is stable once the contracts are kept until the maturity. Any ineffectiveness will be recognized in profit or loss.

Any ineffectiveness are recognized in the income statement.

a) Prospective Test: in accordance with the standard, the prospective test should be performed on the inception date and on a quarterly basis in order to demonstrate that the expectations regarding the effectiveness of the hedge ratio are high. However, the tests are carried out on a monthly basis in order to monitor the projections in a proactive and more efficient manner, in addition to ensuring better maintenance of test-related routines.

a.1) Periodic Prospective Test: According to the agreed process flow, Market Risk Department performs the projections of three scenarios to the tests, such as: 1st) 10bps in the curve; 2nd) 50bps in the curve and, 3rd) 100bps in the curve. Using the validated estimates, the prospective test are performed tests through the valuation of both positions measured at fair value.

a.2) Initial Prospective Test: the methodology of the periodic prospective test should also be applied on the initial date of each new strategy.

b) Retrospective Test: It should be made monthly with historical data to demonstrate cumulatively that the hedge was effective, according to the methodology presented previously. Any ineffectiveness are recognized in the income statement.

The Ineffective portion will be recognized through the prospective hedge test.

Effectiveness should range between 80% and 125%.

In cash flow hedges, the effective portion of changes in the value of the hedge instruments is temporarily recognized in equity heading “Other comprehensive income - cash flow hedges” until the expected transactions occur, when this portion is then recognized in the consolidated income statement. However, if the expected transactions result in the recognition of non-financial assets or liabilities, this portfolio will be included in the cost of financial assets or liabilities. The non-effective portion of the change in the value of foreign exchange hedge derivatives is recognized directly in the consolidated income statement. The non-effective portion of gains and losses on cash flow hedge instruments in a foreign operation is recognized directly in “Gains (losses) with (net) financial assets and liabilities” in the consolidated income statement. In 2017 the Bank registered an income in the amount of R$ 9,266 referred to the non-effective portion, in 2016 and 2015 there were no non-effective portion identified.

	2017		2016		2015
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	(25,576)	-	(20,535)	-	(29,750)	-
Trade Finance Off	(94,896)	9,266	-	-	-	-
Government Securities (LFT)	129,995	-	-	-	-	-
Loans and Receivables	-	-	174,956	-	(575,571)	-
Total	9,523	9,266	154,421	-	(605,321)	-

	2017		2016		2015
	Adjustment		Adjustment		Adjustment
	to Fair Value	Fair Value	to Fair Value	Fair Value	to Fair Value	Fair Value
Hedge Instruments
Swap Contracts	(25,142)	160,114	(27,261)	48,169	(35,492)	(1,151,442)
Asset	97,846	2,361,070	137,664	1,952,189	151,793	7,931,100
Indexed to Foreign Currency - Swiss Franc	-	-	-	-	6,998	1,244,985
Indexed to Foreign Currency - Chile	-	-	-	-	1,622	302,907
Indexed in Reais (3)	-	-	-	-	(13,690)	3,733,095
Indexed to Foreign Currency - Pre Dollar	(42,149)	992,879	84,812	1,477,821	127,632	2,170,572
Indexed to Foreign Currency - Euro	134,435	1,223,004	52,852	474,368	29,231	479,541
Indexed to Foreign Currency - USD/BRL - Dollar	5,560	145,187	-	-	-	-
Liabilities	(122,988)	(2,200,956)	(164,925)	(1,904,020)	(187,285)	(9,082,542)
CDI (Interbank Deposit Rates)	(5,735)	(147,925)	(995)	(341,938)	-	-
Indexed to Foreign Currency - Pre Dollar	-	-	-	-	(17,767)	(6,598,073)
Indexed to Foreign Currency - Reais	-	-	(1,288)	(199,954)	-	(22,855)
Indexed to Foreign Currency - Pre Euro	13,639	(895,399)	(102,998)	(805,326)	(133,376)	(1,851,822)
Indexed to Foreign Currency - Dollar	(130,892)	(1,157,632)	(59,367)	(548,684)	(34,379)	(544,339)
Indexed to Foreign Currency - Reais	-	-	(277)	(8,118)	(1,763)	(65,453)

	2017	2016	2015
	Notional	Notional	Notional
Hedge Instruments
Future Contracts	54,995,334	80,149,530	72,798,063
Trade Finance Operations (6)	54,995,334	80,149,530	72,798,063
Foreign Currency - Dollar	3,362,582	450,571	2,651,572
Interest Rate (DI1 and DIA)	32,344,276	46,314,644	34,303,028
Interest Rate DDI1	19,288,476	33,384,315	35,843,463
Securities-available for sale	5,304,261	-	-
Government Securities (6)	5,304,261	-	-
Interest rate (DI1 and DIA)	5,304,261	-	-

	2017	2016	2015
Hedge Item - Cost
Assets	25,697,291	27,858,923	37,251,860
Lending Operations - Financing and Export Credit and Imports	7,632,915	24,720,800	35,743,885
Loans and Receivables	10,989,230	496,874	641,421
Brazilian Foreign Debt Bonds	809,660	701,300	866,554
Available for sale - Promissory Notes - NP	1,194,266	1,939,949	-
Government Securities -LFT (6)	5,071,220	-	-
Liabilities	-	(1,332,972)	(1,995,118)
Foreign Borrowings	-	(1,332,972)	-
Eurobonds	-	-	(1,995,118)

(1) Operations due April 1, 2021 (12/31/2016 - operations due April 1, 2021 and 12/31/2015 - operations due March, 18, 2016 and April 1,2021), which hedge objects are securities operation represented by title Brazilian External Debt Bonds.

(2) Operation maturing on January 5 and  April 14, 2018, whose hedged items are securities represented by promissory notes.

(3) Operations maturing between January, 30 2018 and September 30, 2022 (12/31/2016 - operations maturing between January, 2017 to December, 2025 and 12/31/2015 - operations maturing between August 2016 and June 2021), which objects "hedge" contracts are loans from lending institutions.

(4) Operations with maturities between January 2018 and December 2020, whose hedge items are deposits with interbank deposit certificates (CDI), bills of exchange (LC) and financial letters (LF).

(5) Transactions with maturity between February, 2018 and November, 2026 (12/31/2016  - transactions with maturities between January, 2017 to January, 2018 and 12/31/2015 -  transactions with maturities between January, 2016 to December, 2024) and restated instrument value of R$16,811,747 (12/31/2016 - R$29,164,917 and 12/31/2015 - R$35,743,844) where operations are denominated futures in US dollars and futures in DI and IDD when used in conjunction with the foreign exchange coupon hedges the trade finance operations, whose hedge is Lending Operation - Financing and Credit to Export and Imports, lending operations, other credits, securities represented by promissory notes and foreign loan obligations.

(6) Operation maturingbetween March, 2021 and March, 2023 updated value of the instruments of R$5,304,261, whose object of "hedge" are Financial Treasury Bills - LFT, recorded in securities.

The effect of marking to market the swaps and future contracts corresponds to a credit in the amount of R$116,441 (2016 -  corresponds to a debit in the amount of R$69,489 and 2015 - corresponds to a debit in the amount of R$345,373) accounted on Stockholders equity, net of tax effects, of which R$9,342 (12/31/2016 - R$59,930) will be realized in the next twelve months.

Hedging of Foreign Investments

Banco Santander reevaluated the investment structure of the wholly-owned subsidiary in Madrid (EFC), as it noted that due to the change in the strategy of the operation in practice, this subsidiary has a business model in which the Bank has a significant influence on driving and decision-making of its activities. According to the concept discussed in IAS 21, Management concluded that the functional currency of this investment is the Real and, therefore, this change becomes effective prospectively as from January 2017. In addition, the Hedge Accounting structure of Foreign investment that Banco Santander had on this investment was discontinued as of the date of change of the functional currency. In this way, the functional currency of Santander EFC and the Cayman agency is Real and the exchange rate differences of operations in foreign currency are recorded in the income statement. In order to hedge the exchange rate exposures, the Bank uses derivatives, and for both investments abroad the Bank does not apply Hedge Accounting. Foreign exchange variations on foreign currency transactions and the effect of derivatives used in economic protection (futures contracts) are recorded in the income statement.

On December 31, 2016, the notional value of this investment hedge was R$2,687,347, maturing between January 2017 and June 2017 and the effect of R$2,552,596 of the exchange variation recorded in stockholders' equity, net of the tax effects.

a.6) Derivatives Pledged as Guarantee

The margin used as guarantee of the transactions traded on the B3 S.A. with derivative financial instruments from own and third parties portfolios are composed by government securities.

	2017	2016	2015

Financial Treasury Bill - LFT	708,960	1,556,804	330,605
National Treasury Bill - LTN	4,371,286	4,636,644	8,757,097
National Treasury Notes - NTN	1,193,315	27,598	757,969
Total	6,273,561	6,221,046	9,845,671

b) Short positions

On December 31, 2017 the balance of short positions totaled R$32,808,392 (2016 - R$31,694,269 and 2015 - R$20,047,631) which includes the amount of financial liabilities resulting from the direct sale of financial assets purchased through resale or loan commitments.